Voluntary Reorganization Under Chapter 11	12 Months Ended
Dec. 31, 2012
Voluntary Reorganization Under Chapter 11 [Abstract]
Voluntary Reorganization Under Chapter 11
Voluntary Reorganization Under Chapter 11
Bankruptcy Proceedings
On August 22, 2012, the Company filed voluntary petitions for reorganization under Chapter 11 of the Code.
On October 3, 2012, the Court entered an order confirming the Plan and the Company emerged from bankruptcy protection on November 13, 2012. In connection with its emergence, the Plan was effectuated and included, among other things, the following provisions:

•	cancellation of all existing equity interests including capital stock, options, warrants or other rights to purchase the Company’s existing capital stock;

•	recapitalization of the Company with the authorization of 19,000,000 shares of Common Stock and 1,000,000 shares of preferred stock;

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holders of the Notes received their pro rata share of 97.5% of newly issued Common Stock (subject to dilution by the exercise of warrants and equity pursuant to a future management incentive plan and board compensation) and $150,000 of newly issued 10.5% Senior Secured Notes due 2017 (the "New Notes");

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holders of the existing preferred stock received their pro rata share of (i) 2.5% of newly issued New Common Stock (subject to dilution by the exercise of warrants and equity pursuant to a management incentive plan and board compensation), and (ii) two tranches of eight-year warrants to acquire shares of newly issued Common Stock representing, in the aggregate, up to 15.0% of the Company’s outstanding common stock following the restructuring (subject to dilution as described above);

•	execution of a new $25,000 credit facility (the “Exit Facility”);

•	repayment of $15,900 of principal and accrued interest under the Senior Revolving Debtor in Possession Credit Facility (the “DIP Credit Facility”); and

•	cancellation of the Notes totaling approximately $316,209 which included accrued interest.
The Plan did not contain any compromise or settlement agreements, other than those described above. Under the Plan, general unsecured creditors, vendors, customers and employees were not negatively impacted and the Company’s obligation to these groups were paid in full in accordance with their original terms.
For the period subsequent to the Petition Date through November 13, 2012, the Company's financial statements were prepared in accordance with Accounting Standards Codification (“ASC”) 852, Reorganizations. ASC 852 requires that the Company's pre-petition liabilities that are subject to compromise be reported separately on the balance sheet as an estimate of the amount that will ultimately be allowed by the Court.
Pursuant to ASC 852, the objective of financial statements issued by an entity in Chapter 11 is to reflect its financial evolution during the proceeding. For that purpose, the financial statements for periods including and subsequent to filing the Chapter 11 petition should distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Certain expenses, realized gains and losses and provisions for losses not directly related to ongoing operations are reflected separately as reorganization items in the consolidated statements of operations. Cash used for reorganization items is disclosed separately in the notes to consolidated financial statements. Additionally, pre-petition debt that is subject to compromise must be recorded at the allowed claim amount.
Contemporaneous with the Petition Date, the Company entered into a Senior Revolving Debtor in Possession Credit Facility (the “DIP Credit Facility”). Borrowings under the DIP Credit Facility were used to purchase $13,898 of investments in U.S. Treasury notes. As part of the Plan, the Company agreed to continue to pay interest on the Old Notes at 10.5%.
Registration Rights Agreement

Pursuant to the New Notes Indenture Agreement, the Company entered into a Registration Rights Agreement on November 13, 2012 which requires the Company to file a registration statement with the Securities and Exchange Commission by March 29, 2013 and to use commercially reasonable efforts to have the registration statement declared effective by the Securities and Exchange Commission by July 15, 2013.
Reorganization Items
Expenses that resulted from the Restructuring are reported as reorganization items in the Company's consolidated statements of operations. For the year ended December 31, 2012, the Company recorded reorganization items of $8,415, which consisted of professional fees and a transaction bonus paid to key employees which was approved by the Court. As of December 31, 2012, $5,550 of the reorganization expenses were paid and $2,865 were included in accrued expenses and other current liabilities in the Company's consolidated balance sheet. Professional fees incurred during 2012 prior to the Petition Date totaling approximately $9,787 are included in selling, general and administrative expenses.
For the year ended December 31, 2012, the Company has not recorded any income from reorganization activities.
Emergence From Bankruptcy
Under ASC 852, companies must, apply “fresh-start” accounting rules upon emergence from Chapter 11 reorganization, if certain conditions are met. In accordance with ASC 852, the reporting entity must allocate the reorganization value of the company to its assets in relation to their fair values upon emergence from Chapter 11 if: (i) the value of the assets of the emerging entity immediately before the date of confirmation is less than the total of all post-petition liabilities and allowed claims; and (ii) holders of existing voting shares immediately before confirmation receive less than 50% of the voting shares of the emerging entity. The Company did not qualify for fresh start reporting under ASC 852 as upon emergence from Chapter 11 the reorganized value of the Company's assets was greater than the total of all post-petition liabilities and allowed claims.

The reorganization value was determined by combining the equity value, as negotiated in the Plan, the interest bearing debt and non-interest bearing liabilities as of the date when all material conditions precedent to the Plan becoming binding were resolved. The equity value was within the range of values included in the Disclosure Statement approved by the Bankruptcy Court.